Investments in Associates (Details) - Schedule of movement on investments in associates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of movement on investments in associates [Abstract]
Opening balance	$ 11,583	$ 13,062
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	1,358
Adjusted opening balance	12,941	13,062
Share of associated companies’ financial results	(227)	(79)
Investment properties fair value adjustment	(7,021)	(1,902)
Reversal of provision for contingent liabilities		502
Share of loss from associates	(7,248)	(1,479)	$ (376)
Ending balance	$ 5,693	$ 11,583	$ 13,062